Significant Accounting Policies (Details Narrative 1) (Philips Medical Systems [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Philips Medical Systems [Member]
Ownership percentage in company (in percent)	16.40%		28.30%
Revenue from related party	$ 315	$ 380	$ 630	$ 190
Estimated forfeitures rates	5.00%		4.90%